Shareholder Report, Holdings (Details)	Dec. 31, 2025
Oberweis Micro-Cap Fund | Investor Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Micro-Cap Fund | Investor Class [Member] | GeneDx Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Investor Class [Member] | IMAX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Micro-Cap Fund | Investor Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Micro-Cap Fund | Investor Class [Member] | Silicon Motion Technology Corp. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Investor Class [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | National Vision Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis Micro-Cap Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Micro-Cap Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Micro-Cap Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Micro-Cap Fund | Investor Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Micro-Cap Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Oberweis Micro-Cap Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oberweis Micro-Cap Fund | Institutional Class [Member] | GeneDx Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Rush Street Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Micro-Cap Fund | Institutional Class [Member] | IMAX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Camtek Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Micro-Cap Fund | Institutional Class [Member] | American Superconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Silicon Motion Technology Corp. ADS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | National Vision Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Oberweis Micro-Cap Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Lumentum Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Nova Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | DigitalOcean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Lumentum Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Nova Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | DigitalOcean Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Lumentum Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Global Opportunities Fund | Investor Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Food & Life Cos. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Global Opportunities Fund | Investor Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Ryohin Keikaku Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Mitsui E&S Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Oberweis Global Opportunities Fund | Investor Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Global Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Investor Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Global Opportunities Fund | Investor Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Global Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Investor Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
Oberweis Global Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Lumentum Hldgs., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Credo Technology Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Global Opportunities Fund | Institutional Class [Member] | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Food & Life Cos. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Ryohin Keikaku Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Zeta Global Hldgs. Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Mitsui E&S Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Healthcare Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Healthcare Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Trading Co. & Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
Oberweis Global Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Zijin Mining Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis China Opportunities Fund | Investor Class [Member] | China Construction Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis China Opportunities Fund | Investor Class [Member] | China Hongqiao Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis China Opportunities Fund | Investor Class [Member] | Harbin Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Investor Class [Member] | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Investor Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis China Opportunities Fund | Investor Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Oberweis China Opportunities Fund | Investor Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis China Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Oberweis China Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis China Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Oberweis China Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Oberweis China Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Alibaba Group Hldg. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Tencent Hldgs. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Zijin Mining Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | China Construction Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | China Hongqiao Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Oberweis China Opportunities Fund | Institutional Class [Member] | Harbin Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis China Opportunities Fund | Institutional Class [Member] | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis China Opportunities Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Oberweis China Opportunities Fund | Institutional Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Oberweis China Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Oberweis China Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis China Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Oberweis China Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Oberweis China Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Mitsui E&S Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Aritzia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Investor Class [Member] | IMI PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Investor Class [Member] | De' Longhi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Genesis Minerals Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Konecranes Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Investor Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Investor Class [Member] | Taisei Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis International Opportunities Fund | Investor Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis International Opportunities Fund | Investor Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Oberweis International Opportunities Fund | Investor Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis International Opportunities Fund | Investor Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis International Opportunities Fund | Investor Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis International Opportunities Fund | Investor Class [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis International Opportunities Fund | Investor Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Oberweis International Opportunities Fund | Investor Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Oberweis International Opportunities Fund | Investor Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis International Opportunities Fund | Institutional Class [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Mitsui E&S Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Aritzia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | IMI PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | De' Longhi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Genesis Minerals Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Konecranes Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Oberweis International Opportunities Fund | Institutional Class [Member] | Taisei Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Oberweis International Opportunities Fund | Institutional Class [Member] | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oberweis International Opportunities Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Oberweis International Opportunities Fund | Institutional Class [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis International Opportunities Fund | Institutional Class [Member] | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Oberweis International Opportunities Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Oberweis International Opportunities Fund | Institutional Class [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Oberweis International Opportunities Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Oberweis International Opportunities Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Oberweis International Opportunities Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | NEC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Rolls-Royce Hldgs. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Focused International Growth Fund | Institutional Class [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Roche Hldg. AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Sumitomo Electric Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Equity Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Oberweis Focused International Growth Fund | Institutional Class [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%